Related Party Transactions (Details Narrative) - USD ($) $ in Millions				1 Months Ended
	Jan. 01, 2023	Oct. 07, 2022	Jan. 01, 2022	Feb. 29, 2024	Sep. 29, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
[custom:AssetsRequirementFromRelatedPartyTransaction]	$ 0.1		$ 0.1
[custom:PercentageOfAverageOfAssetsNet]	1.00%		1.00%
Other Assets	$ 0.2		$ 0.3
LDI Investments LLC [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount					$ 1.4
Note Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 4.5
Note Purchase Agreement [Member] | Aegis [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		4.5
Note Purchase Agreement [Member] | TQLA, LLC [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						$ 3.3
Repayments of Debt		$ 3.3
Debt Satisfaction Agreement [Member] | LDI Investments LLC [Member] | SPV [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage					21.00%
Loan Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from Short-Term Debt				$ 0.6